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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:     12/31/00
                                                          ----------------------
        Check here if Amendment[   ]:  Amendment Number:
                                                          ----------------------

                        This Amendment (Check only one):
                         [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    LONGVIEW MANAGEMENT GROUP, LLC
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Address: 222 N. LASALLE STREET, #2000, CHICAGO, IL  60601
         -----------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Form 13F File Number 28- 4651
                         -------------------------------------------------------

               The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:

Name:  Richard Boberg
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Title: Vice President
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Phone: 312-236-6300
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Signature, Place, and Date of Signing:
\S\Richard Boberg
--------------------------------------------------------------------------------
(Signature)
Chicago, Illinois
--------------------------------------------------------------------------------
(City, State)
February 8, 2001
--------------------------------------------------------------------------------
(Date)

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. (If there are no entries in this list, omit this section.) Form 13F File Number 28- _______________________


Name  _________________________________________________________________________
(Repeat as necessary.)

                              Form 13F Summary Page

                                 Report Summary:


Number of Other Included Manager:
              None
              ------------------------------------------------------------------

Form 13F Information Table Entry Total:
              24
              ------------------------------------------------------------------
Form 13F Information Table Value Total:
                      $ 53,030 (thousands)
              -----------------

 THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SEC.

List of Other Included Managers:

                         Provide a numbered list of the name(s) and Form 13F
                    file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. (If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

No. None
    ------------------------------------------------------------------
Form 13F File Number 28-
                         ---------------------------------------------
Name
      ----------------------------------------------------------------
(Repeat as necessary.)

                               13F HOLDINGS REPORT
                                     12/31/00

           Item 1:            Item 2:     Item 3:     Item 4:          Item 5:          Item 6:        Item 7:        Item 8:
                                                                                    Investment Discr              Voting Authority
                                                        FAIR
           NAME OF            TITLE OF     CUSIP    MARKET VALUE      SHARES OR
           ISSUER              CLASS      NUMBER    (THOUSANDS)   PRINCIPLE AMOUNT  SOLE  SHARED OTHER MANAGERS  SOLE    SHARED NONE
ABBOTT LABORATORIES            Stock     002824100          520       10,741    SH  X                  Longview   10,741
AETNA INC NEW                  Stock     00817Y108          943       22,977    SH  X                  Longview   22,977
ALLTEL CORP                    Stock     020039103        4,053       64,918    SH  X                  Longview   64,918
AMERICAN INTL GROUP            Stock     026874107          588        5,966    SH  X                  Longview    5,966
BANK ONE CORP.                 Stock     06423A103       19,204      524,338    SH  X                  Longview  524,338
BOEING CO                      Stock     097023105        1,533       23,220    SH  X                  Longview   23,220
BURLINGTON NORTHERN SANTA FE   Stock     12189T104          980       34,607    SH  X                  Longview   34,607
CHASE MANHATTAN CORP NEW       Stock     16161A108          951       20,932    SH  X                  Longview   20,932
COMPUTER ASSOC INTL            Stock     204912109          330       16,902    SH  X                  Longview   16,902
EMERSON ELECTRIC               Stock     291011104        7,299       92,614    SH  X                  Longview   92,614
FED HOME LOAN MTG CORP         Stock     313400301          915       13,280    SH  X                  Longview   13,280
FANNIE MAE                     Stock     313586109        3,075       35,443    SH  X                  Longview   35,443
GENERAL DYNAMICS               Stock     369550108        1,118       14,336    SH  X                  Longview   14,336
GENERAL ELECTRIC               Stock     369604103        1,256       26,199    SH  X                  Longview   26,199
HILTON HOTELS                  Stock     432848109        2,034      193,697    SH  X                  Longview  193,697
INTEL CORP                     Stock     458140100          571       19,003    SH  X                  Longview   19,003
MAYTAG CORP                    Stock     578592107        1,128       34,909    SH  X                  Longview   34,909
MERCK & CO                     Stock     589331107        1,079       11,528    SH  X                  Longview   11,528
J.P. MORGAN                    Stock     616880100        1,124        6,794    SH  X                  Longview    6,794
PARK PLACE ENTERTAINMENT CORP. Stock     700690100        2,312      193,697    SH  X                  Longview  193,697
PFIZER INC                     Stock     717081103          588       12,784    SH  X                  Longview   12,784
SCHLUMBERGER LTD               Stock     806857108          320        4,008    SH  X                  Longview    4,008
SUNGARD DATA SYS INC           Stock     867363103          450        9,549    SH  X                  Longview    9,549
XEROX CORPORATION              Stock     984121103          657      142,155    SH  X                  Longview  142,155

TOTAL                                                    53,030    1,534,595                                   1,534,595

THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SEC.